Commitments and Contingencies Expenses Incurred for Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Expense	$ 66.6	$ 63.4	$ 64.6